DEBT (Details) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2024 USD ($)	Apr. 25, 2021 USD ($)	Apr. 02, 2020 USD ($)	Mar. 31, 2025	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024	Dec. 31, 2023 USD ($)
DEBT
Outstanding amount						$ 19,561		$ 20,822
variable interest rate	4.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	SOFR
Interest Rate Swap | Cash Flow Hedging
DEBT
Outstanding balance, net of unamortized debt issuance costs					$ 10,000
Derivative notional amount					$ 10,000
Derivative fixed interest rate					3.98%
Derivative additional interest rate					4.00%
Derivative variable interest rate					4.00%
Interest rate derivative liabilities					$ 150
SOFR
DEBT
Interest rate, variable rate	4.00%
Credit Agreement
DEBT
Debt face amount			$ 25,000
Outstanding balance, net of unamortized debt issuance costs						$ 0		17,600
Term of debt			10 years
Term of interest only repayment provision			3 months
Credit Agreement | Prime rate
DEBT
variable interest rate			2.25%
Credit Agreement | Maximum
DEBT
Effective interest rate							15.00%
Debt covenant, fixed charge coverage ratio				1.2		1.2
Credit Agreement | Minimum
DEBT
Effective interest rate							10.75%
Debt covenant, annual revenue received from custodians					$ 18,000	$ 18,000
Credit Agreement | Minimum | For the fiscal quarter ended March 31, 2025 and each fiscal quarter through and including September 30, 2025
DEBT
Debt covenant, senior net leverage ratio						3
Credit Agreement | Minimum | For the fiscal quarter ended June 30, 2025 and each fiscal quarter through and including September 30, 2025
DEBT
Debt covenant, senior net leverage ratio				3
Credit Agreement | Minimum | For the fiscal quarter ended December 31, 2025 and each fiscal quarter ending thereafter
DEBT
Debt covenant, senior net leverage ratio					2.75	2.75
Term Loan
DEBT
Debt face amount	$ 20,300
Outstanding balance, net of unamortized debt issuance costs					$ 18,600	$ 19,600
Interest rate	1.00%
Effective interest rate					8.30%	8.30%
Non-Revolving Loan Commitment
DEBT
Debt face amount	$ 1,000
Outstanding amount					$ 0	$ 0
Letter of Credit
DEBT
Outstanding amount					$ 0	0
WEG Note
DEBT
Debt face amount		$ 4,100
Outstanding balance, net of unamortized debt issuance costs						$ 0		$ 3,200
Term of debt		10 years
WEG Note | Prime rate
DEBT
variable interest rate		2.25%